BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Schedule of Basic Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) available to shareholders of ordinary shares	$ (83,946)	$ (5,758)	$ 63,064
Denominator:
Shares used in computing basic net income (loss) per ordinary shares	39,645,453	38,628,770	37,586,387